Long-lived Assets (Schedule of Changes in Carrying Amount of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill beginning balance	$ 23,748.8	$ 13,877.6
Acquisitions and related adjustments	7,737.0	9,078.6
Reclassification of Chellomedia Disposal Group to discontinued operations		(223.4)
Foreign currency translation adjustments and other	(2,484.2)	1,016.0
Goodwill ending balance	29,001.6	23,748.8
European Operations Division U.K / Ireland [Member]
Goodwill [Line Items]
Goodwill beginning balance	9,844.2	235.5
Acquisitions and related adjustments	2.1	9,000.8
Reclassification of Chellomedia Disposal Group to discontinued operations		0.0
Foreign currency translation adjustments and other	(601.2)	607.9
Goodwill ending balance	9,245.1	9,844.2
European Operations Division Germany [Member]
Goodwill [Line Items]
Goodwill beginning balance	3,939.4	3,770.3
Acquisitions and related adjustments	0.0	0.0
Reclassification of Chellomedia Disposal Group to discontinued operations		0.0
Foreign currency translation adjustments and other	(482.5)	169.1
Goodwill ending balance	3,456.9	3,939.4
European Operations Division Belgium [Member]
Goodwill [Line Items]
Goodwill beginning balance	2,255.1	2,158.3
Acquisitions and related adjustments	0.0	0.0
Reclassification of Chellomedia Disposal Group to discontinued operations		0.0
Foreign currency translation adjustments and other	(276.2)	96.8
Goodwill ending balance	1,978.9	2,255.1
European Operations Division The Netherlands [Member]
Goodwill [Line Items]
Goodwill beginning balance	1,260.4	1,206.2
Acquisitions and related adjustments	7,724.3	0.0
Reclassification of Chellomedia Disposal Group to discontinued operations		0.0
Foreign currency translation adjustments and other	(379.7)	54.2
Goodwill ending balance	8,605.0	1,260.4
European Operations Division Switzerland / Austria [Member]
Goodwill [Line Items]
Goodwill beginning balance	4,031.1	3,903.9
Acquisitions and related adjustments	2.3	0.6
Reclassification of Chellomedia Disposal Group to discontinued operations		0.0
Foreign currency translation adjustments and other	(441.5)	126.6
Goodwill ending balance	3,591.9	4,031.1
European Operations Division Total Western Europe [Member]
Goodwill [Line Items]
Goodwill beginning balance	21,330.2	11,274.2
Acquisitions and related adjustments	7,728.7	9,001.4
Reclassification of Chellomedia Disposal Group to discontinued operations		0.0
Foreign currency translation adjustments and other	(2,181.1)	1,054.6
Goodwill ending balance	26,877.8	21,330.2
European Operations Division Central and Eastern Europe [Member]
Goodwill [Line Items]
Goodwill beginning balance	1,520.1	1,509.5
Acquisitions and related adjustments	8.3	0.0
Reclassification of Chellomedia Disposal Group to discontinued operations		0.0
Foreign currency translation adjustments and other	(226.3)	10.6
Goodwill ending balance	1,302.1	1,520.1
Total European Operations Division [Member]
Goodwill [Line Items]
Goodwill beginning balance	22,850.3	12,783.7
Acquisitions and related adjustments	7,737.0	9,001.4
Reclassification of Chellomedia Disposal Group to discontinued operations		0.0
Foreign currency translation adjustments and other	(2,407.4)	1,065.2
Goodwill ending balance	28,179.9	22,850.3
Chile [Member]
Goodwill [Line Items]
Goodwill beginning balance	508.5	558.0
Acquisitions and related adjustments	0.0	0.0
Reclassification of Chellomedia Disposal Group to discontinued operations		0.0
Foreign currency translation adjustments and other	(68.2)	(49.5)
Goodwill ending balance	440.3	508.5
Corporate and Other [Member]
Goodwill [Line Items]
Goodwill beginning balance	390.0	535.9
Acquisitions and related adjustments	0.0	77.2
Reclassification of Chellomedia Disposal Group to discontinued operations		(223.4)
Foreign currency translation adjustments and other	(8.6)	0.3
Goodwill ending balance	$ 381.4	$ 390.0